Dividends on ordinary shares (Narrative) (Details) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2018 GBP (£) £ / shares	Dec. 31, 2018 GBP (£) € / shares	Dec. 31, 2018 GBP (£) $ / shares	Dec. 31, 2017 GBP (£) £ / shares		Dec. 31, 2017 GBP (£) € / shares	Dec. 31, 2017 GBP (£) $ / shares	Dec. 31, 2016 GBP (£)	[1]	Dec. 31, 2018 € / shares	Dec. 31, 2018 $ / shares
Dividends paid, ordinary shares		£ 14,585			£ 847
Dividends paid, ordinary shares per share | £ / shares		£ 6.23			£ 29
Dividends on preference shares and other shareholders equity		£ 204			£ 242
Other equity instrument holders		647			639	[1]			£ 457
Total equity excluding non-controlling interests [member]
Dividends paid, ordinary shares		14,585			674
Dividends on preference shares and other shareholders equity		204			242
Other equity instruments [member]
Dividends paid, ordinary shares	[2]	0			0
Dividends on preference shares and other shareholders equity	[2]	0			0
Barclays Bank UK PLC [member]
Dividends paid		14,294
Ordinary shares [member]
Dividends declared		142			165
Interim dividends		149	£ 149	£ 149	208		£ 208	£ 208
Preference shares [member]
Dividends on preference shares and other shareholders equity		£ 204			£ 242
4.75% Euro Preference Shares [member]
Dividends paid, other shares per share | € / shares			£ 421.16				£ 415.65
Par value per share | € / shares											€ 100
6.278% USD 100 [member]
Dividends paid, other shares per share | $ / shares				£ 446.17				£ 483.37
Par value per share | $ / shares												$ 100
8.125% USD 0.25 [member]
Dividends paid, other shares per share | $ / shares				£ 1.54				£ 1.58
Par value per share | $ / shares												$ 0.25

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]	For further details refer to Note 30 .